Quarterly Holdings Report
for

Fidelity Freedom® Blend 2040 Fund

December 31, 2020

FBF-Y40-QTLY-0221
1.9892474.102

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.5%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	5,959,740	$99,944,842
Fidelity Series Commodity Strategy Fund (a)	5,079,206	23,313,557
Fidelity Series Large Cap Growth Index Fund (a)	4,098,029	64,052,186
Fidelity Series Large Cap Stock Fund (a)	4,303,140	70,786,657
Fidelity Series Large Cap Value Index Fund (a)	10,290,319	135,935,114
Fidelity Series Small Cap Opportunities Fund (a)	2,094,689	33,577,861
Fidelity Series Value Discovery Fund (a)	3,503,412	50,203,892
TOTAL DOMESTIC EQUITY FUNDS
(Cost $414,658,380)		477,814,109

International Equity Funds - 41.0%
Fidelity Series Canada Fund (a)	1,837,281	21,220,598
Fidelity Series Emerging Markets Fund (a)	1,320,773	14,977,568
Fidelity Series Emerging Markets Opportunities Fund (a)	5,337,931	133,234,753
Fidelity Series International Growth Fund (a)	3,130,260	55,656,020
Fidelity Series International Index Fund (a)	2,052,187	23,169,195
Fidelity Series International Small Cap Fund (a)	1,002,728	20,586,008
Fidelity Series International Value Fund (a)	5,482,184	55,315,238
Fidelity Series Overseas Fund (a)	4,468,445	55,408,716
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $312,442,843)		379,568,096

Bond Funds - 6.3%
Fidelity Series Corporate Bond Fund (a)	9,203	105,287
Fidelity Series Emerging Markets Debt Fund (a)	591,316	5,641,158
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	168,866	1,827,129
Fidelity Series Floating Rate High Income Fund (a)	123,047	1,118,495
Fidelity Series Government Bond Index Fund (a)	11,389	124,708
Fidelity Series High Income Fund (a)	661,885	6,261,436
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,727,967	18,541,085
Fidelity Series Investment Grade Bond Fund (a)	11,681	139,235
Fidelity Series Investment Grade Securitized Fund (a)	9,075	94,926
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,330,037	21,366,438
Fidelity Series Real Estate Income Fund (a)	335,767	3,525,552
TOTAL BOND FUNDS
(Cost $57,990,956)		58,745,449

Short-Term Funds - 1.2%
Fidelity Series Government Money Market Fund 0.13% (a)(b)	1,588,629	1,588,629
Fidelity Series Short-Term Credit Fund (a)	136,304	1,395,749
Fidelity Series Treasury Bill Index Fund (a)	775,887	7,758,872
TOTAL SHORT-TERM FUNDS
(Cost $10,719,311)		10,743,250
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $795,811,490)		926,870,904
NET OTHER ASSETS (LIABILITIES) - 0.0%		(10,093)
NET ASSETS - 100%		$926,860,811

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$53,295,544	$47,830,824	$20,364,768	$30,489,258	$1,981,417	$17,201,825	$99,944,842
Fidelity Series Canada Fund	12,765,429	5,036,806	2,183,463	443,673	(127,976)	5,729,802	21,220,598
Fidelity Series Commodity Strategy Fund	18,602,659	5,723,378	5,432,564	94,285	(736,097)	5,156,181	23,313,557
Fidelity Series Corporate Bond Fund	164,811	50,195	117,306	2,812	(9,524)	17,111	105,287
Fidelity Series Emerging Markets Debt Fund	3,735,342	1,306,908	156,572	180,687	1,898	753,582	5,641,158
Fidelity Series Emerging Markets Debt Local Currency Fund	--	1,725,104	10,048	10,213	26	112,047	1,827,129
Fidelity Series Emerging Markets Fund	6,612,327	3,943,264	736,684	203,785	5,002	5,153,659	14,977,568
Fidelity Series Emerging Markets Opportunities Fund	60,871,006	34,784,373	8,341,956	3,882,641	118,715	45,802,615	133,234,753
Fidelity Series Floating Rate High Income Fund	829,033	209,557	37,880	34,679	357	117,428	1,118,495
Fidelity Series Government Bond Index Fund	251,199	50,263	173,861	2,768	(288)	(2,605)	124,708
Fidelity Series Government Money Market Fund 0.13%	5,078,540	7,519,707	11,009,618	3,993	--	--	1,588,629
Fidelity Series High Income Fund	4,206,121	1,561,798	189,402	227,709	2,148	680,771	6,261,436
Fidelity Series Inflation-Protected Bond Index Fund	12,505,366	7,459,811	2,285,275	231,304	(11,174)	872,357	18,541,085
Fidelity Series International Growth Fund	37,076,431	19,472,621	9,614,544	7,784,924	122,977	8,598,535	55,656,020
Fidelity Series International Index Fund	14,568,713	4,207,265	1,607,823	438,412	(21,687)	6,022,727	23,169,195
Fidelity Series International Small Cap Fund	11,048,153	3,573,730	612,382	163,128	52,969	6,523,538	20,586,008
Fidelity Series International Value Fund	35,647,691	12,402,326	8,858,352	1,530,300	81,090	16,042,483	55,315,238
Fidelity Series Investment Grade Bond Fund	248,523	63,568	175,010	6,759	(6,552)	8,706	139,235
Fidelity Series Investment Grade Securitized Fund	172,200	44,753	121,062	2,323	(62)	(903)	94,926
Fidelity Series Large Cap Growth Index Fund	39,786,276	12,949,706	11,773,548	1,851,434	1,236,235	21,853,517	64,052,186
Fidelity Series Large Cap Stock Fund	41,404,147	18,467,468	6,671,758	3,601,116	68,929	17,517,871	70,786,657
Fidelity Series Large Cap Value Index Fund	76,703,329	33,707,616	7,163,912	2,649,493	158,550	32,529,531	135,935,114
Fidelity Series Long-Term Treasury Bond Index Fund	14,013,171	13,589,908	3,539,448	2,075,467	159,483	(2,856,676)	21,366,438
Fidelity Series Overseas Fund	35,484,619	13,010,356	9,355,558	621,733	(330,365)	16,599,664	55,408,716
Fidelity Series Real Estate Income Fund	2,292,455	731,813	118,709	200,636	1,519	618,474	3,525,552
Fidelity Series Short-Term Credit Fund	1,321,969	25,545	--	25,615	--	48,235	1,395,749
Fidelity Series Small Cap Opportunities Fund	20,518,813	6,239,396	5,596,979	694,576	142,368	12,274,263	33,577,861
Fidelity Series Treasury Bill Index Fund	14,573,808	161,355	6,920,509	62,421	(19,156)	(36,626)	7,758,872
Fidelity Series Value Discovery Fund	24,063,777	15,085,872	1,882,660	1,009,990	44,909	12,891,994	50,203,892
	547,841,452	270,935,286	125,051,651	58,526,134	2,915,711	230,230,106	926,870,904

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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